Leasing (Details) - ILS (₪) ₪ in Thousands				12 Months Ended
	Nov. 15, 2023	Mar. 31, 2021	Mar. 04, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leasing [Line Items]
Monthly payment			₪ 25
Option granted to extend rental period			2 years
Addition amount				₪ 1,029
Lease determined rate				5.00%
Monthly rent		₪ 14
Lease rate				5.00%
Rental liability				₪ 533
Several parking spaces	₪ 39
Deposit amount				₪ 216
lease modification				39 months
Rental liability				₪ 1,129
Leasing amount				₪ 536	₪ 447	₪ 489
Rental agreement for building and some parking spaces term			48 months
Second Addendum [Member]
Leasing [Line Items]
Lease determined rate				7.80%